                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Endurance Wealth Management, Inc.
Address: 101 Dyer Street. 4th Floor
         Providence, RI 02903

Form 13F File Number: 28-____________________

The institutional investment manager filing this report and the 'person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas E. Gardner
Title: Chief Financial Officer
Phone: 401-854-0993

Signature, Place, and Date of Signing:


     Thomas E. Gardner            Providence, RI                8/3/2012
--------------------------   ------------------------   ------------------------
        [Signature]                [City, State]                 (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name:
--------------------   -----
28-6868                John Michael Costello
28-                    Peter J. Corsi, Jr.
28-                    Kenneth W. Thomae
28-                    Donald J. Clarke

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              4
Form 13F Information Table Entry Total:       120
Form 13F Information Table Value Total:   $275068
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
      28-___6868__________   John Michael Costello
      28-                    Peter J. Corsi, Jr.
      28-                    Kenneth W. Thomae
      28-                    Donald J. Clarke

Endurance Wealth Management, Inc.

FORM 13F

30-Jun-12

                                                                                                           Voting Authority
                                Title of                Value    Shares/  Sh/  Put/  Invstmt    Other   -----------------------
Name of Issuer                    class      CUSIP    (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers  Sole   Shared    None
------------------------------  --------  ----------  --------  --------  ---  ----  -------  --------  -----  ------  --------
3M Co.                          COM        88579y101       335      3749  SH         Sole                                  3749
AT & T Corp                     COM        00206R102      2507     70327  SH         Sole                                 70327
Adobe Systems Inc.              COM        00724F101       749     23144  SH         Sole                                 23144
Aegion Corp                     COM        00770F104       512     28648  SH         Sole                                 28648
Akamai Technologies, Inc.       COM        00971T101      6267    197410  SH         Sole           3     700            196710
Ambase Corp                     COM        023164106        94     50000  SH         Sole                                 50000
Amer Intl Group Inc             COM        026874784       274      8543  SH         Sole                                  8543
American Express Co             COM        025816109       431      7405  SH         Sole                                  7405
Anadarko Petroleum Corp         COM        032511107      3135     47358  SH         Sole                                 47358
Anika Therapeutics              COM        035255108       135     10000  SH         Sole                                 10000
Apple Inc.                      COM        037833100      5686      9737  SH         Sole           1      10              9727
Automatic Data Processing       COM        053015103       279      5020  SH         Sole                                  5020
Avon Products                   COM        054303102      3150    194373  SH         Sole                                194373
Baidu Inc.                      COM        056752108       412      3590  SH         Sole                                  3590
Bank Of America Corp            COM        060505104      4421    540530  SH         Sole          1,4   1900            538630
Bank of Ireland ADR             COM        46267Q202        60     10000  SH         Sole           1    9000              1000
Bed Bath & Beyond               COM        075896100       317      5130  SH         Sole                                  5130
Berkshire Hathaway Inc. Cl B    COM        084670702       291      3494  SH         Sole                                  3494
Brookline Bancorp Inc.          COM        11373M107       259     29374  SH         Sole                                 29374
CGX Energy Inc.                 COM        125405100         4     10000  SH         Sole                                 10000
CVS/Caremark Corp.              COM        126650100      3381     72369  SH         Sole                                 72369
Capital Propy Inc - A Shares    COM        140430109       113     11388  SH         Sole                                 11388
Carbo Ceramics Inc.             COM        140781105       460      6000  SH         Sole                                  6000
Caterpillar Inc                 COM        149123101      1138     13409  SH         Sole                                 13409
CenturyLink Inc.                COM        156700106      5768    146075  SH         Sole           1    1500            144575
Chevron Corporation             COM        166764100      1016      9635  SH         Sole                                  9635
China Construction Bank         COM        Y1397N101         6     10000  SH         Sole                                 10000
Church & Dwight Co, Inc.        COM        171340102      3032     54671  SH         Sole                                 54671
Cisco Sys Inc                   COM        17275R102      4315    251316  SH         Sole           1     500            250816
Citigroup Inc                   COM        172967424      3085    112582  SH         Sole                                112582
Coca Cola Co                    COM        191216100       655      8381  SH         Sole                                  8381
Colgate-Palmolive Co            COM        194162103      2615     25125  SH         Sole                                 25125
Comcast Corp Cl A               COM        20030N101      7638    238921  SH         Sole                                238921
Consolidated Edison N Y         COM        209111103       376      6050  SH         Sole                                  6050
Cummins Inc.                    COM        231021106      3380     34886  SH         Sole                                 34886
DE Masters Blenders             COM        N2563N109       234     20775  SH         Sole                                 20775
Danaher Corp.                   COM        235851102      3800     72979  SH         Sole                                 72979
Deere & Co                      COM        244199105      2629     32519  SH         Sole                                 32519
Denbury Resources, Inc.         COM        247916208       546     36179  SH         Sole                                 36179
Devon Energy Corporation        COM        25179m103      2827     48760  SH         Sole                                 48760
Dover Corp                      COM        260003108       428      8000  SH         Sole                                  8000
Dryships                        COM        Y2109Q101        73     33400  SH         Sole                                 33400
Duke Energy Corporation         COM        26441C204      1177     51070  SH         Sole                                 51070
Emerson Electric Co             COM        291011104       282      6068  SH         Sole                                  6068
Exxon Mobil                     COM        30231g102      7417     86679  SH         Sole                                 86679
Financial Select Sector Spdr    COM        81369Y605       313     21429  SH         Sole                                 21429
Ford Motor                      COM        345370860       525     54815  SH         Sole                                 54815
General Electric Co             COM        369604103      8366    401482  SH         Sole          1,4   3650            397832
Gilead Sciences Inc.            COM        375558103       248      4850  SH         Sole                                  4850
Goldman Sachs Group Inc.        COM        38141G104       613      6402  SH         Sole                                  6402
Graco Inc.                      COM        384109104       244      5300  SH         Sole                                  5300
H & R Block                     COM        093671105      6031    377453  SH         Sole                                377453
Hasbro Inc                      COM        418056107      1550     45773  SH         Sole                                 45773
Home Depot Inc                  COM        437076102      5909    111528  SH         Sole                                111528
Huntington Bancshares           COM        446150104      2075    324253  SH         Sole           1   13000            311253
IShares Tr MSCI Emerging Marke  COM        464287234      6606    168814  SH         Sole           1     650            168164
Independent Bank Corp Ma        COM        453836108      4836    165560  SH         Sole                                165560
Ingersoll Rand                  COM        G47791101      2302     54590  SH         Sole                                 54590
Intel Corp                      COM        458140100      2211     82999  SH         Sole                                 82999
Intl Business Mach              COM        459200101      1049      5364  SH         Sole                                  5364
Intuitive Surgical Inc.         COM        46120E602       337       610  SH         Sole                                   610
J P Morgan Chase & Co           COM        46625H100      5109    143011  SH         Sole                                143011

Jacobs Engr Group Inc           COM        469814107      3188     84210  SH         Sole           1     500             83710
Johnson & Johnson               COM        478160104      3799     56235  SH         Sole                                 56235
Kimberly Clark Corp             COM        494368103       901     10766  SH         Sole                                 10766
Kinder Morgan Inc.              COM        49455P101     14393    446711  SH         Sole                                446711
Merck & Co Inc                  COM        58933Y105       408      9785  SH         Sole                                  9785
Mettler-Toledo Int'l            COM        592688105      5856     37576  SH         Sole                                 37576
Microsoft Corp                  COM        594918104      1596     52196  SH         Sole                                 52196
Monsanto Company                COM        61166W101       655      7924  SH         Sole                                  7924
Nextera Energy Inc.             COM        302571104      4754     69093  SH         Sole                                 69093
Nuance Communications           COM        67020Y100       692     29074  SH         Sole                                 29074
Occidental Petroleum Corp       COM        674599105      2943     34320  SH         Sole                                 34320
Oracle Corporation              COM        68389X105      6606    222453  SH         Sole                                222453
PPG Industries                  COM        693506107       500      4717  SH         Sole                                  4717
Paid Inc.                       COM        69561N204         1     15000  SH         Sole                                 15000
Pepsico Inc                     COM        713448108      4658     65929  SH         Sole                                 65929
Pfizer Inc                      COM        717081103      5718    248636  SH         Sole                                248636
Philip Morris Int'l             COM        718172109       230      2640  SH         Sole                                  2640
Powershares QQQ Trust           COM        73935A104       971     15141  SH         Sole           1    2500             12641
Procter & Gamble Co             COM        742718109      2269     37051  SH         Sole                                 37051
Qualcomm Inc                    COM        747525103     26406    474246  SH         Sole           1    8252            465994
Royal Dutch Shell               COM        780259206       901     13372  SH         Sole                                 13372
S&P Depository Receipts Spdr    COM        78462F103       385      2832  SH         Sole           1     832              2000
SanDisk Corporation             COM        80004C101       565     15496  SH         Sole                                 15496
Schlumberger Limited            COM        806857108      3262     50260  SH         Sole                                 50260
Sprott Resource Corp            COM        85207D103        38     10000  SH         Sole                                 10000
State Street Corp               COM        857477103       742     16628  SH         Sole                                 16628
TJX Companies, Inc.             COM        872540109      2504     58349  SH         Sole                                 58349
Thermo Fisher Scientific Inc.   COM        883556102      3566     68708  SH         Sole                                 68708
Toll Brothers Inc.              COM        889478103       952     32025  SH         Sole                                 32025
Universal Health Rlty Income T  COM        91359E105       447     10775  SH         Sole                                 10775
Verizon Communications          COM        92343V104      1726     38848  SH         Sole                                 38848
Walgreen Company                COM        931422109       730     24700  SH         Sole                                 24700
Wash Tr Bancorp Inc             COM        940610108      1497     61436  SH         Sole           1    2000             59436
Weatherford Int'l               COM        H27013103      2438    193099  SH         Sole           1    2000            191099
Wells Fargo & Co New            COM        949746101      1909     57116  SH         Sole                                 57116
Barclays Ipath S&P 500 VIX                06740CF261        18      1225  SH         Sole           4    1225                 0
Weyerhauser                     COM        962166104      3033    135668  SH         Sole                                135668
iShares MSCI EAFE Index         COM        464287465      3718     74425  SH         Sole                                 74425
iShares MSCI Pacific ex-Japan   COM        464286665       603     14817  SH         Sole                                 14817
AllianceBernstein                          01881G106       149     11775  SH         Sole                                 11775
Enbridge Energy Partnershp LP              29250R106      1240     40330  SH         Sole                                 40330
Enterprise Products Pptns LP               293792107       448      8750  SH         Sole                                  8750
Kinder Morgan Energypartners L             494550106     10768    137045  SH         Sole           1     635            136410
Magellan Midstream Partners LP             559080106      1959     27735  SH         Sole                                 27735
Plains All Amer. Pipeline                  726503105      5281     65360  SH         Sole                                 65360
American Century Mid Cap Value             025076654       627  50453.71  SH         Sole                              50453.71
American New Perspective                   648018109       266  9330.787  SH         Sole                              9330.787
Artisan Mid Cap                            041314H30       267  7277.446  SH         Sole                              7277.446
Fairholme Fund                             304871106       698  24196.06  SH         Sole           1    46.3          24149.76
Heartland Value Plus                       422352500       406  14016.77  SH         Sole                              14016.77
Litman Gergory Mast Int'l                  53700T207       131  10297.23  SH         Sole                              10297.23
Oakmark Fund CL I                          413838103       533  11581.27  SH         Sole           1   28.22          11553.06
Spartan US Eqty Index                      315911206       843  17376.27  SH         Sole                              17376.27
Vanguard Growth Index                      922908504       326  9326.979  SH         Sole                              9326.979
Vanguard Index Tr 500                      922908108       405  3233.743  SH         Sole                              3233.743
Vanguard Total Stock Market                922908306       200  5916.897  SH         Sole                              5916.897
Wells Fargo Sm/Mid Cap Value               949915268       428  28730.21  SH         Sole                              28730.21
Yacktman Fund                              561709478       184  10122.55  SH         Sole                              10122.55
KMI Warrants                                               252    117000  SH         Sole                                117000
REPORT SUMMARY                       120 DATA RECORDS   275068              0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

1.   J Michael Costello
2.   Kenneth W. Thomae
3.   Peter J. Corsi, Jr.
4.   Donald J. Clarke

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 report Documentation